CUSTOMER RECEIVABLE AND PAYABLES (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CUSTOMER RECEIVABLE AND PAYABLES
Bad Debt Expense	$ 5,707	$ 0	$ 6,346	$ 15,000	$ 0	$ 0	$ 0